Discontinued Operations: Park N Fly-Assets and Liabilities (Details) (Park N Fly, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Park N Fly
Discontinued Operations, Intercompany Advances	$ 72,302	$ 72,302
Discontinued Operations, Accounts Payable	156,394	154,999
Discontinued Operations, Net assets	$ 84,092	$ 82,697